SUMMARY OF WARRANTS ACTIVITY (Details)	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Options, Outstanding, Beginning balance | shares
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares
Number of Options, Granted | shares	165,077
Weighted Average Exercise Price, Granted | $ / shares	$ 2.05
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Options, Cancelled | shares
Weighted Average Exercise Price, Canceled | $ / shares
Number of Options, Outstanding, Beginning balance | shares	165,077
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Outstanding	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding | $
Number of Options, Vested and Expected Ending balance | shares	165,077
Number of Options, Vested and Expected Ending balance | $ / shares	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Vested and Expected	4 years 10 months 24 days
Aggregate Intrinsic Value, Vested and expected | $
Number of Options, Exercisable Ending balance | shares	165,077
Weighted Average Exercise Price, Exercisable, Ending balance | $ / shares	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Exercisable	4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable | $